SONGS NDT (Details) $ in Millions	Dec. 31, 2015 USD ($)
Nuclear Decommissioning [Line Items]
Asset Retirement Obligation, Nuclear Decommissioning Costs, Units 1, 2 and 3	$ 667
Total Estimated Nuclear Decommissioning Costs, Latest Cost Study	937
Total Estimated Nuclear Decommissioning Costs, Latest Cost Study Escalated to 2015 Dollars	956
San Diego Gas and Electric Company [Member]
Nuclear Decommissioning [Line Items]
Asset Retirement Obligation, Nuclear Decommissioning Costs, Units 1, 2 and 3	667
Total Estimated Nuclear Decommissioning Costs, Latest Cost Study	937
Total Estimated Nuclear Decommissioning Costs, Latest Cost Study Escalated to 2015 Dollars	$ 956